Net (Loss) Income Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
Anti-dilutive common share equivalents excluded from the computation of diluted net loss per share were as follows:

	Three and Six Months Ended June 30,
	2021	2020
Preferred shares issued and outstanding	6,858,079	9,687,778
Common share purchase warrants	1,519,564	3,101,182
Options outstanding	101,175	100,550
Convertible debt	—	625,240